Minimum capital requirements - Mexican Banking GAAP (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Capital requirements
Computable capital	$ 151,458	$ 125,083
Core capital	158,786	138,371
Supplementary capital	27,203	24,847
Deductible items	(44,479)	(47,555)
Subordinated Additional Tier 1 Capital Notes	9,948	9,420
Capital requirements	63,746	61,127
Excess of capital requirements	87,712	63,956
Risk-weighted assets	796,836	764,093
Capital requirements, Market risk
Capital requirements
Capital requirements	15,398	13,988
Capital requirements, Credit risk
Capital requirements
Capital requirements	43,215	42,922
Capital requirements, Operational risk
Capital requirements
Capital requirements	$ 5,133	$ 4,217